Stockholders' Equity and Share-Based Compensation - Restricted Stock Units (Q2) (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Weighted average grant date fair value
Weighted average period for recognition	2 years 2 months 12 days	2 years 2 months 12 days
Unvested restricted stock units
Number of shares
Unvested balance, Beginning	50,000	7,093
Vested	(35,000)	(16,825)
Unvested balance, Ending	15,000	50,000
Weighted average grant date fair value
Unvested balance, Weighted average grant date fair value, Beginning	$ 11.7	$ 10.52	$ 44.8
Vested, Weighted average grant date fair value	11.7	27.92
Unvested balance, Weighted average grant date fair value, Ending	$ 11.7	$ 10.52
Total unrecognized expense	$ 0.1	$ 0.3
Weighted average period for recognition	6 months